Schedule of Fair Value of Warrants Using Black Scholes Method (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Convertible Note Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date		Nov. 10, 2020
Warrants, Relative Fair Value		$ 159,489
Warrants, Term Years		5 years
Warrants, Exercise Price		$ 3.90
Warrants, Market Price on Grant Date		$ 3.94
Warrants, Volatility Percentage		261.00%
Warrants, Risk-Free Rate		0.0041%
Endorsement Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date		Nov. 03, 2020
Warrants, Relative Fair Value		$ 3,905,739
Warrants, Term Years		5 years
Warrants, Exercise Price		$ 8.50
Warrants, Market Price on Grant Date		$ 4.90
Warrants, Volatility Percentage		256.00%
Warrants, Risk-Free Rate		0.039%
Scenario One [Member] | Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Term Years	3 years	3 years
Number of Option	306,730	211,330
Warrants, Fair Value	$ 1,244,179	$ 251,526
Scenario One [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date		Jul. 26, 2020
Warrants, Relative Fair Value		$ 20,921,265
Warrants, Term Years		5 years
Warrants, Exercise Price		$ 2.79
Warrants, Market Price on Grant Date		$ 2.03
Warrants, Volatility Percentage		331.00%
Warrants, Risk-Free Rate		0.0033%
Scenario One [Member] | Convertible Note Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Relative Fair Value	$ 1,888,495
Warrants, Term Years	5 years
Warrants, Exercise Price	$ 6.00
Warrants, Market Price on Grant Date	$ 4.26
Warrants, Volatility Percentage	299.00%
Warrants, Risk-Free Rate	0.008%
Scenario One [Member] | Public Offering Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date	Jul. 26, 2021
Warrants, Relative Fair Value	$ 20,921,265
Warrants, Term Years	5 years
Warrants, Exercise Price	$ 2.79
Warrants, Market Price on Grant Date	$ 2.03
Warrants, Volatility Percentage	331.00%
Warrants, Risk-Free Rate	0.0033%
Scenario One [Member] | Minimum [Member] | Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date	Jan. 01, 2021	Feb. 25, 2020
Warrants, Exercise Price	$ 0.25	$ 0.25
Warrants, Market Price on Grant Date	$ 3.78	$ 1.00
Warrants, Volatility Percentage	148.00%	169.00%
Scenario One [Member] | Minimum [Member] | Convertible Note Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date	May 05, 2020
Scenario One [Member] | Maximum [Member] | Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date	Jun. 30, 2021	Nov. 18, 2020
Warrants, Exercise Price	$ 5.59	$ 4.49
Warrants, Market Price on Grant Date	$ 5.59	$ 4.49
Warrants, Volatility Percentage	209.00%	209.00%
Scenario One [Member] | Maximum [Member] | Convertible Note Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date	May 19, 2021
Scenario Two [Member] | Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Term Years	5 years	3 years
Warrants, Exercise Price	$ 1.77
Warrants, Market Price on Grant Date	$ 1.58
Warrants, Volatility Percentage	127.00%
Number of Option	777,220	306,730
Warrants, Fair Value	$ 816,158	$ 1,244,179
Scenario Two [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date		Jul. 26, 2020
Warrants, Relative Fair Value		$ 786,395
Warrants, Term Years		5 years
Warrants, Exercise Price		$ 3.50
Warrants, Market Price on Grant Date		$ 2.03
Warrants, Volatility Percentage		331.00%
Warrants, Risk-Free Rate		0.0033%
Scenario Two [Member] | Convertible Note Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date	Apr. 20, 2022
Warrants, Relative Fair Value	$ 706,977
Warrants, Term Years	5 years
Warrants, Exercise Price	$ 2.79
Warrants, Market Price on Grant Date	$ 1.11
Warrants, Volatility Percentage	281.00%
Warrants, Risk-Free Rate	0.0287%
Scenario Two [Member] | Public Offering Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date	Jul. 26, 2021
Warrants, Relative Fair Value	$ 786,395
Warrants, Term Years	5 years
Warrants, Exercise Price	$ 3.50
Warrants, Market Price on Grant Date	$ 2.03
Warrants, Volatility Percentage	331.00%
Warrants, Risk-Free Rate	0.0033%
Scenario Two [Member] | Minimum [Member] | Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date	Jul. 01, 2021	Jan. 01, 2021
Warrants, Exercise Price		$ 0.25
Warrants, Market Price on Grant Date		$ 3.78
Warrants, Volatility Percentage		148.00%
Scenario Two [Member] | Maximum [Member] | Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date	Sep. 30, 2021	Jun. 30, 2021
Warrants, Exercise Price		$ 5.59
Warrants, Market Price on Grant Date		$ 5.59
Warrants, Volatility Percentage		209.00%
Scenario Three [Member] | Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Term Years	3 years	5 years
Warrants, Exercise Price	$ 1.30	$ 1.77
Warrants, Market Price on Grant Date	$ 1.30	$ 1.58
Warrants, Volatility Percentage	129.00%	127.00%
Number of Option	3,300,000	777,220
Warrants, Fair Value	$ 2,983,393	$ 816,158
Scenario Three [Member] | Minimum [Member] | Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date	Oct. 01, 2021	Jul. 01, 2021
Scenario Three [Member] | Maximum [Member] | Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date	Dec. 31, 2021	Sep. 30, 2021
Warrants, Volatility Percentage		127.00%
Scenario Four [Member] | Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date	Jan. 01, 2022
Warrants, Term Years	2 years	3 years
Warrants, Exercise Price	$ 1.00	$ 1.30
Warrants, Market Price on Grant Date	$ 0.80	$ 1.30
Warrants, Volatility Percentage	126.00%	129.00%
Number of Option	300,000	3,300,000
Warrants, Fair Value	$ 142,169	$ 2,983,393
Scenario Four [Member] | Minimum [Member] | Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date		Oct. 01, 2021
Scenario Four [Member] | Maximum [Member] | Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date		Dec. 31, 2021
IPO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Relative Fair Value		$ 1,888,495
Warrants, Term Years		5 years
Warrants, Exercise Price		$ 6.00
Warrants, Market Price on Grant Date		$ 4.26
Warrants, Volatility Percentage		299.00%
Warrants, Risk-Free Rate		0.008%
IPO [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date		May 05, 2020
IPO [Member] | Maximum [Member] | Scenario Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date		May 19, 2021
IPO [Member] | Scenario One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date		Nov. 26, 2018
Warrants, Relative Fair Value		$ 108,163
Warrants, Term Years		2 years
Warrants, Exercise Price		$ 0.50
Warrants, Market Price on Grant Date		$ 0.25
Warrants, Volatility Percentage		717.00%
Warrants, Risk-Free Rate		0.0286%
IPO [Member] | Scenario Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date		Feb. 18, 2019
Warrants, Relative Fair Value		$ 30,000
Warrants, Term Years		2 years
Warrants, Exercise Price		$ 0.50
Warrants, Market Price on Grant Date		$ 0.25
Warrants, Volatility Percentage		717.00%
Warrants, Risk-Free Rate		2.27%
IPO [Member] | Scenario Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date		Apr. 03, 2019
Warrants, Relative Fair Value		$ 20,000
Warrants, Term Years		2 years
Warrants, Exercise Price		$ 0.50
Warrants, Market Price on Grant Date		$ 0.25
Warrants, Volatility Percentage		717.00%
Warrants, Risk-Free Rate		0.0233%